PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consist of the following at:

	December 31,
	2011	2012
Amounts due from third parties	5,690,605	4,050,954
Prepaid film costs on behalf of other investors	6,370,486	7,491,375
Prepaid film costs	1,319,074	2,844,172
Deposits paid for acquisition of property and equipment	2,478,320	248,975
Rental deposits and prepaid rental expenses	2,667,121	3,221,226
Loans and interest receivable from producers of TV series and films	1,811,278	2,515,208
Promotion and print costs paid on behalf of film producers	2,264,984	744,561
Advances to employees	849,191	733,430
Prepaid advertising expenses	1,122,180	770,760
Prepaid business tax	447,514	90,468
Interests receivable	171,861	52,034
Prepayment for an investment	1,200,000	—
Deposit for acquisition	317,768	—
Other prepaid expenses	624,966	566,099

Total	27,335,348	23,329,262

        Amounts due from third parties represent receivables from third parties for working capitals and expenses the Group paid on behalf of an independent third party. Prepaid film costs on behalf of other investors represent amounts paid for film production which will be reimbursed from other co-investors. Prepaid film costs represent amounts paid to secure the service of individuals to be the directors or actors or actresses of films over the next year. Prepaid film costs will be included in the production cost and amortized on a film-by-film basis upon the completion of related films. Loans and interest receivables from producers of TV series and films represent the Group's investments in TV series and films, which currently have fixed rate of returns. Deposit for acquisition is the deposit paid in November 2010 for acquiring the remaining 10% equity interest in Baichuan from Poly Film Investment Co., Ltd. and was returned in 2012.